Acquisitions of Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2025
Acquisitions of Subsidiaries [Abstract]
Schedule of Assets Acquired and Liabilities Assumed and Goodwill

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Ridgeline International Limited is calculated as follows:

Total purchase considerations for 100% equity interest purchase	$3,582,250
Fair value of assets acquired:
Cash and cash equivalents	$837,983
Restricted cash	3,995,456
Trade accounts receivables	4,998,140
Inventories	1,904,532
Other receivables, net	30,388
Other current assets	93,263
Property and equipment, net	3,299
Intangible assets, net	2,087,109
Total assets acquired	13,950,170
Fair value of liabilities assumed:
Accounts payable	$6,718,157
Notes payable	4,532,086
Other payables	42,686
Taxes payable	16,947
Deferred tax liabilities	521,777
Total liabilities assumed	11,831,653
Total net assets acquired	2,118,517
Goodwill as a result of the acquisition	$1,463,733

Schedule of Statement of Income for the Period from the Date of Acquisition

The following table presents Ridgeline International Limited’s statement of income for the period from the date of acquisition through March 31, 2025.

From the date of acquisition through March 31, 2025
Revenue	$3,060,280
Operating costs and expenses	2,904,704
Income from operations	155,576
Other income	321
Income tax expense	38,974
Net income	116,923

Schedule of Condensed Unaudited Pro Forma Operation

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For the years ended March 31,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$75,566,508	$86,263,951	$53,075,095
Operating costs and expenses	72,919,515	84,815,305	66,196,848
Income (loss) from operations	2,646,993	1,448,646	(13,121,753)
Other income (loss)	3,547	(1,412,695)	(2,263,251)
Income tax expense	218,561	(13,936)	394,541
Net income (loss)	2,431,979	49,887	(15,779,545)